Fair Value of Financial Measurements (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value On a Recurring Basis
The following tables present information about our financial assets and liabilities measured at fair value on are recurring basis:

	June 30, 2021
(In thousands)	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative liability	$—	$—	$61,823	$61,823
Warrant liability	$—	$772	$—	$772

	$—	$772	$61,823	$62,595

Schedule of Fair Value Significant Assumptions
The fair value of the derivative liability is considered a Level 3 valuation and is determined using a Binomial Lattice Option Pricing Model. The significant assumptions used in the model were:

June 30, 2021
Stock price	$9.93
Volatility	68.0%
Risk free rate	0.75%
Exercise price	$10.65
Expected life (in years)	5.02
Conversion periods	2-5 years
Future share price	$0.01-$151.53